Inventory - Schedule of Inventory Obsolescence Provision (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Inventory Disclosure [Abstract]
Balance at beginning of year	$ 15,638	$ 39,870	$ 114,744
Obsolescence provision	278,646	404,767	75,000
Write-off of inventory	(294,284)	(428,999)	(149,874)
Balance at end of year	$ 0	$ 15,638	$ 39,870